Filed under Rule 497(k)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA Boston Company Capital Growth Portfolio

SA WellsCap Fundamental Growth Portfolio

(each, a “Portfolio” and together, the “Portfolios”)

Supplement dated October 23, 2018 to the Summary Prospectuses,

each dated May 1, 2018, as supplemented to date

Effective October 22, 2018, each Portfolio reorganized into the SA AB Growth Portfolio, a series of SunAmerica Series Trust. Accordingly, the Portfolios are no longer offered.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.